INCOME TAXES (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Current:
U.S. Federal	$ 202,084,000	$ 170,326,000	$ 159,208,000
State	26,978,000	22,896,000	22,027,000
Foreign	3,826,000	2,124,000	1,245,000
Total current	232,888,000	195,346,000	182,480,000
Deferred:
U.S. Federal	6,358,000	27,009,000	(392,000)
State	394,000	2,420,000	81,000
Total deferred	6,752,000	29,429,000	(311,000)
Total provision for income taxes	239,640,000	224,775,000	182,169,000
Deferred tax liabilities:
Tax over book depreciation	(92,848,000)	(81,821,000)
Pension assets	(30,029,000)	(22,809,000)
Book/tax basis difference from acquisitions	(27,593,000)	(30,262,000)
Commodity hedging contracts	(10,337,000)	(16,327,000)
Other, net	(61,824,000)	(54,273,000)
Deferred tax assets:
Post-retirement benefits	134,117,000	133,684,000
Pension benefits	57,961,000	52,445,000
Stock options	29,321,000	29,092,000
Deferred compensation	21,961,000	21,409,000
Insurance accruals	14,786,000	14,318,000
Vacation accruals	13,636,000	13,857,000
Promotional accruals	9,867,000	7,208,000
Federal benefit of state tax	9,596,000	14,799,000
Other, net	60,403,000	61,809,000
Net deferred tax assets	129,017,000	143,129,000
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.70%	3.10%	2.90%
Manufacture deduction (as a percent)	(2.60%)	(1.70%)	(1.60%)
All other, net (as a percent)	(1.80%)	(0.40%)	(1.80%)
Effective tax rate (as a percent)	33.30%	36.00%	34.50%
Undistributed earnings of foreign subsidiaries and joint ventures	56,500,000
Income taxes paid	227,300,000	212,600,000	160,300,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	26,073,000	42,762,000
Tax positions related to the current period
Increases	2,493,000	3,102,000
Tax positions related to prior periods:
Increases	5,646,000	4,194,000
Decreases	(672,000)	(18,313,000)
Settlements	(10,770,000)	(2,650,000)
Decreases related to a lapse of applicable statute of limitations	(1,372,000)	(3,022,000)
Balance at the end of the period	21,398,000	26,073,000	42,762,000
Unrecognized tax benefits including interest and penalties	28,100,000
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	18,600,000
Interest and penalties related to uncertain tax positions recognized in income tax expense	(4,200,000)
Accrued interest and penalties, associated with unrecognized tax benefits	$ 6,700,000